Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment

				Heavy
		Camp,	Ore	Machinery	Leasehold
	Land and	Roads, and	Processing	and	Improvements
Cost	Buildings	Other Site	Mill	Equipment	& Other	Total

December 31, 2018	$1,709	$5,569	$22,834	$9,312	$1,503	$40,927
Additions	—	15	—	1,000	—	1,015
Change of estimate in decommission provision	—	—	422	—	—	422

December 31, 2019	$1,709	$5,584	$23,256	$10,312	$1,503	$42,364

				Heavy
		Camp,	Ore	Machinery	Leasehold
Accumulated	Land and	Roads, and	Processing	and	Improvements
Depreciation	Buildings	Other Site	Mill	Equipment	& Other	Total

December 31, 2018	$429	$4,869	$11,448	$7,533	$1,415	$25,694
Depreciation	78	153	1,172	528	41	1,972

December 31, 2019	$507	$5,022	$12,620	$8,061	$1,456	$27,666

				Heavy
		Camp,	Ore	Machinery	Leasehold
	Land and	Roads, and	Processing	and	Improvements
Net book Value	Buildings	Other Site	Mill	Equipment	& Other	Total

December 31, 2018	$1,280	$700	$11,386	$1,779	$88	$15,233

December 31, 2019	$1,202	$562	$10,636	$2,251	$47	$14,698	(i)